SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 17. SUBSEQUENT EVENTS

Novel coronavirus (COVID-19) was first found in December of 2019. Subsequently, COVID-19 spread rapidly to  other parts of China and around the world. To reduce the impacts of the  pandemic, the governments of many countries implemented measures such as quarantines, travel restrictions, and the temporary restrictions of business activities. Substantially all of the Company’s workforce are concentrated in China. Consequently, the COVID-19 outbreak may materially adversely affect our business operations and the Company’s financial condition and operating results for the fiscal year 2020, including, but not limited to material negative impacts on the Company’s total revenues, slower collection of accounts receivables and additional allowance for doubtful accounts and significant downward adjustments or impairment to the Company’s long-lived assets. Because of the significant uncertainties surrounding the COVID-19 outbreak, the extent of the business disruption and the related financial impact cannot be reasonably estimated at this time.

The Company’s management has performed subsequent events procedures through the date the consolidated financial statements are issued. There were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.